Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Jasper Therapeutics, Inc. [Member]
Redeemable Convertible Preferred Stock [Line Items]
REDEEMABLE CONVERTIBLE PREFERRED STOCK

NOTE 9. REDEEMABLE CONVERTIBLE PREFERRED STOCK

Redeemable convertible preferred stock as of December 31, 2020 and June 30, 2021, consisted of the following (in thousands, except share data):

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A-1 redeemable convertible preferred stock	69,136,657	54,820,496	$41,165	$42,978
Series A-2 redeemable convertible preferred stock	100	100	—	862
Total redeemable convertible preferred stock	69,136,757	54,820,596	$41,165	$43,840
	June 30, 2021
	Shares Authorized	Share Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A-1 redeemable convertible preferred stock	69,136,657	69,136,642	$51,915	$65,387
Series A-2 redeemable convertible preferred stock	100	100	—	862
Total redeemable convertible preferred stock	69,136,757	69,136,742	$51,915	$66,249

The significant rights and obligations of the Company’s redeemable convertible preferred stock are as follows:

Dividends

The holders of Series A-1 redeemable convertible preferred stock are entitled to receive, on a pari passu basis, when, as and if declared by the Board, out of any assets at the time that are legally available, cash dividends at the rate of 8% per annum of the applicable original issue price of $0.7509, as adjusted for stock splits, dividends, reclassifications or the like.

The holders of Series A-2 redeemable convertible preferred stock are entitled to receive dividends, on a pari passu basis, when, as and if declared by the Board, out of any assets at the time legally available therefor, in an amount of 8% of any distribution to Company stockholders. The dividend rate can be reduced to 4% if the Company terminates the Amgen License Agreement, or Amgen is pursuing a clinical development of an anti c-kit antibody in any clinical indication for which the Company has filed or holds an IND for an anti c-kit antibody.

The preferred dividends are not cumulative. No dividends have been declared or paid as of December 31, 2020 and June 30, 2021.

Voting

The holders of each share of Series A-1 redeemable convertible preferred stock are entitled to voting rights equal to the number of shares of Class A common stock into which the shares of Series A-1 redeemable convertible preferred stock are then convertible. The holders of Series A-1 redeemable convertible preferred stock vote together with the holders of common stock as a single class and on an as-converted to common stock basis. The holders of Series A-2 redeemable convertible preferred stock are not entitled to any voting rights.

Election of Directors

The holders of Series A-1 redeemable convertible preferred stock, voting together as a separate class, are entitled to elect three directors of the Company. The holders of Class A common stock, other than the common stock issued or issuable upon the conversion of preferred stock, voting together as a separate class, are entitled to elect two directors of the Company. The holders of Class A common stock and Series A-1 redeemable convertible preferred stock are collectively entitled to elect the balance of the total number of directors of the Company.

Conversion Rights

Each share of Series A-1 redeemable convertible preferred stock is convertible to Class A common stock, at the option of the holder, at the then applicable conversion price. Any holder that beneficially owns, directly or indirectly, more than 9.9% of any class of equity securities has the right to receive any shares of capital stock that would be issued upon conversion of the shares in excess of 9.9% in the form of Class B common stock. The initial conversion price per share for Series A-1 redeemable convertible preferred stock is $0.7509. Shares of Series A-2 redeemable convertible preferred stock are not convertible at the option of the holder.

Each share of Series A-1 redeemable convertible preferred stock will be automatically converted into common stock, at the then effective conversion price (i) immediately prior to closing of the initial public offering at a common stock per share price of at least five times the original issue price of the Series A-1 redeemable convertible preferred stock resulting in at least $70.0 million of gross proceeds, or (ii) at the date and time, or upon occurrence of an event, specified by vote or written consent of the holders of at least 55% of the outstanding shares of Series A-1 redeemable convertible preferred stock.

Upon the Company’s initial public offering, each share of Series A-2 redeemable convertible preferred will be automatically converted into a number of shares of Class A common stock equal to 8% of the fully diluted equity immediately prior to such initial public offering. The percentage of Class A common stock subject to Series A-2 redeemable convertible preferred stock conversion can be reduced to 4% if the Company terminates the Amgen License Agreement, or Amgen is pursuing a clinical development of an anti c-kit antibody in any clinical indication for which the Company has filed or holds an IND for an anti c-kit antibody.

Liquidation Preference

In the event of liquidation, dissolution or winding up of the Company, including a deemed liquidation, the holders of the redeemable convertible Series A-1 Preferred Stock are entitled to receive, in preference to any distribution to the holders of the Series A-2 redeemable convertible preferred stock or common stock, an amount per share equal to 0.75 times of the applicable original issue price of $0.7509, as adjusted for stock splits, dividends, reclassifications or the like.

After the payment to the holders of Series A-1 redeemable convertible preferred stock of the full preferential amounts above, the holders of Series A-2 redeemable convertible preferred stock will be entitled to receive, out of the remaining assets of the Company available for distribution to its stockholders, in preference to any distribution to the holders of common stock, an amount equal to 8% of the assets available for distribution. The liquidation preference available to the holders of Series A-2 redeemable convertible preferred stock can be reduced to 4% if the Company terminates the Amgen License Agreement, or Amgen is pursuing a clinical development of an anti c-kit antibody in any clinical indication for which the Company has filed or holds an IND for an anti c-kit antibody.

After the payment to the holders of Series A-2 redeemable convertible preferred stock of the full preferential amounts above, the holders of Series A-1 redeemable convertible preferred stock will be entitled to receive, out of the remaining assets of the Company available for distribution to its stockholders, in preference to any distribution to the holders of common stock, an amount per share equal to 0.25 times of the applicable original issue price of $0.7509, as adjusted for stock splits, dividends, reclassifications or the like.

If the assets of the Company legally available for distribution to the holders of a given Series of redeemable convertible preferred stock are insufficient to permit the payment to such holders of the full amounts of a given Series, then the assets of the Company will be distributed on a pro rata basis among the holders of such Series of redeemable convertible preferred stock in proportion to the full amounts they would otherwise be entitled to receive pursuant to their liquidation preference.

Following the above payments, the remaining assets of the Company, if any, will be distributed ratably among the holders of common stock and Series A-1 redeemable convertible preferred stock, pro rata based on the number of shares held by each such holder as if they had been converted to common stock. Provided, however, that if the aggregate amount which the holders of Series A-1 redeemable convertible preferred stock are entitled to receive under the above provisions exceed 1.5 times the applicable original issue price of $0.7509, as adjusted for stock splits, dividends, reclassifications or the like, upon such liquidation, dissolution or winding up the holders of Series A-1 redeemable convertible preferred stock will be entitled to receive the greater of (i) 1.5 times the applicable original issue price and (ii) the amount would have received if all shares of Series A-1 redeemable convertible preferred stock had been converted into common stock immediately prior to such liquidation, dissolution or winding up of the Corporation.

Redemption

The redeemable convertible preferred stock is recorded in mezzanine equity because while it is not mandatorily redeemable, it will become redeemable at the option of the preferred stockholders upon the occurrence of certain deemed liquidation events that are considered not solely within the Company’s control.

NOTE 10. REDEEMABLE CONVERTIBLE PREFERRED STOCK

Redeemable convertible preferred stock as of December 31, 2019 and 2020 consisted of the following (in thousands, except share and per share data):

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A-1 redeemable convertible preferred stock	69,136,657	39,859,117	$29,930	$24,974
Series A-2 redeemable convertible preferred stock	100	100	—	862
Total redeemable convertible preferred stock	69,136,757	39,859,217	$29,930	$25,836
	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A-1 redeemable convertible preferred stock	69,136,657	54,820,496	$41,165	$42,978
Series A-2 redeemable convertible preferred stock	100	100	—	862
Total redeemable convertible preferred stock	69,136,757	54,820,596	$41,165	$43,840

The significant rights and obligations of the Company’s redeemable convertible preferred stock are as follows:

Dividends

The holders of Series A-1 redeemable convertible preferred stock are entitled to receive, on a pari passu basis, when, as and if declared by the Board, out of any assets at the time that are legally available, cash dividends at the rate of 8% per annum of the applicable original issue price of $0.7509, as adjusted for stock splits, dividends, reclassifications or the like.

The holders of Series A-2 redeemable convertible preferred stock are entitled to receive dividends, on a pari passu basis, when, as and if declared by the Board, out of any assets at the time legally available therefor, in an amount of 8% of any distribution to Company stockholders. The dividend rate can be reduced to 4% if the Company terminates the Amgen License Agreement, or Amgen is pursuing a clinical development of an anti c-kit antibody in any clinical indication for which the Company has filed or holds an IND for an anti c-kit antibody.

The preferred dividends are not cumulative. No dividends have been declared or paid as of December 31, 2019 and December 31, 2020.

Voting

The holders of each share of Series A-1 redeemable convertible preferred stock are entitled to voting rights equal to the number of shares of Class A common stock into which the shares of Series A-1 redeemable convertible preferred stock are then convertible. The holders of Series A-1 redeemable convertible preferred stock vote together with the holders of common stock as a single class and on an as-converted to common stock basis. The holders of Series A-2 Preferred Stock are not entitled to any voting rights.

Election of Directors

The holders of Series A-1 redeemable convertible preferred stock, voting together as a separate class, are entitled to elect three directors of the Company. The holders of Class A common stock, other than the common stock issued or issuable upon the conversion of preferred stock, voting together as a separate class, are entitled to elect two directors of the Company. The holders of Class A common stock and Series A-1 redeemable convertible preferred stock are collectively entitled to elect the balance of the total number of directors of the Company.

Conversion Rights

Each share of Series A-1 redeemable convertible preferred stock is convertible to Class A common stock, at the option of the holder, at the then applicable conversion price. Any holder that beneficially owns, directly or indirectly, more than 9.9% of any class of equity securities has the right to receive any shares of capital stock that would be issued upon conversion of the shares in excess of 9.9% in the form of Class B common stock. The initial conversion price per share for Series A-1 redeemable convertible preferred stock is $0.7509. Shares of Series A-2 redeemable convertible preferred stock are not convertible at the option of the holder.

Each share of Series A-1 redeemable convertible preferred stock will be automatically converted into common stock, at the then effective conversion price (i) immediately prior to closing of the initial public offering at a common stock per share price of at least five times the original issue price of the Series A-1 redeemable convertible preferred stock resulting in at least $70.0 million of gross proceeds, or (ii) at the date and time, or upon occurrence of an event, specified by vote or written consent of the holders of at least 55% of the outstanding shares of Series A-1 redeemable convertible preferred stock.

Upon the Company’s initial public offering, each share of Series A-2 redeemable convertible preferred will be automatically converted into a number of shares of Class A common stock equal to 8% of the fully diluted equity immediately prior to such initial public offering. The percentage of Class A common stock subject to Series A-2 redeemable convertible preferred stock conversion can be reduced to 4% if the Company terminates the Amgen License Agreement, or Amgen is pursuing a clinical development of an anti c-kit antibody in any clinical indication for which the Company has filed or holds an IND for an anti c-kit antibody.

Liquidation Preference

In the event of liquidation, dissolution or winding up of the Company, including a deemed liquidation, the holders of the redeemable convertible Series A-1 Preferred Stock are entitled to receive, in preference to any distribution to the holders of the Series A-2 redeemable convertible preferred stock or common stock, an amount per share equal to 0.75 times of the applicable original issue price of $0.7509, as adjusted for stock splits, dividends, reclassifications or the like.

After the payment to the holders of Series A-1 redeemable convertible preferred stock of the full preferential amounts above, the holders of Series A-2 redeemable convertible preferred stock will be entitled to receive, out of the remaining assets of the Company available for distribution to its stockholders, in preference to any distribution to the holders of common stock, an amount equal to 8% of the assets available for distribution. The liquidation preference available to the holders of Series A-2 redeemable convertible preferred stock can be reduced to 4% if the Company terminates the Amgen License Agreement, or Amgen is pursuing a clinical development of an anti c-kit antibody in any clinical indication for which the Company has filed or holds an IND for an anti c-kit antibody.

After the payment to the holders of Series A-2 redeemable convertible preferred stock of the full preferential amounts above, the holders of Series A-1 redeemable convertible preferred stock will be entitled to receive, out of the remaining assets of the Company available for distribution to its stockholders, in preference to any distribution to the holders of common stock, an amount per share equal to 0.25 times of the applicable original issue price of $0.7509, as adjusted for stock splits, dividends, reclassifications or the like.

If the assets of the Company legally available for distribution to the holders of a given Series of redeemable convertible preferred stock are insufficient to permit the payment to such holders of the full amounts of a given Series, then the assets of the Company will be distributed on a pro rata basis among the holders of such Series of redeemable convertible preferred stock in proportion to the full amounts they would otherwise be entitled to receive pursuant to their liquidation preference.

Following the above payments, the remaining assets of the Company, if any, will be distributed ratably among the holders of common stock and Series A-1 redeemable convertible preferred stock, pro rata based on the number of shares held by each such holder as if they had been converted to common stock. Provided, however, that if the aggregate amount which the holders of Series A-1 redeemable convertible preferred stock are entitled to receive under the above provisions exceed 1.5 times the applicable original issue price of $0.7509, as adjusted for stock splits, dividends, reclassifications or the like, upon such liquidation, dissolution or winding up the holders of Series A-1 redeemable convertible preferred stock will be entitled to receive the greater of (i) 1.5 times the applicable original issue price and (ii) the amount would have received if all shares of Series A-1 redeemable convertible preferred stock had been converted into common stock immediately prior to such liquidation, dissolution or winding up of the Corporation.

Redemption

The redeemable convertible preferred stock is recorded in mezzanine equity because, while it is not mandatorily redeemable, it will become redeemable at the option of the preferred stockholders upon the occurrence of certain deemed liquidation events that are considered not solely within the Company’s control.